BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2022
Nayax Retail Ltd
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
USD in thousands
Cash paid	855
Deferred consideration	580
Liability for forward contract for acquisition of subsidiary	1,348
Total consideration	2,783

Amounts recognized in respect of identifiable assets
purchased and liabilities assumed:
Cash and cash equivalents	169
Trade and other receivables	218
Property, plant and equipment	7
Accounts payable	(236)
Post-employment obligation	(47)
Technology	632
Customer relationships	414
Deferred tax liabilities	(241)
Total identifiable assets, net	916
Goodwill	1,867
Total consideration	2,783
Cash flows in respect of the purchase included in
cash flows from investing activities
Cash paid	855
Cash and cash equivalents of the subsidiary	(169)
Purchase of subsidiary, net of purchased cash, as
presented in cash flows from investing activities	686

Weezmo Technologies Ltd
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
USD in thousands
The Cash to Two of the Sellers	300
The Liability to the Third Seller	2,937
The liability for the arrangement that includes the Put Options and Call Options	2,386
Total consideration	5,623

Amounts recognized on acquisition date:
Cash and cash equivalents	202
Trade and other receivables	98
Property, plant and equipment	3
Trade payables	(25)
Other Payables	(240)
Technology	769
Customer relations	2,478
Deferred tax liability	(747)
Total identifiable assets, net	2,538
Goodwill (*)	4,615
Less non-controlling interests (**)	(1,530)
Total Consideration	5,623
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid	(100)
Cash and cash equivalents of subsidiary included in consolidated for the first time	202
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity	102

(*)	Goodwill is not deductible for tax purposes and arises mainly from projected synergies with activities of the Group and from workforce that does not qualify for recognition as a separate asset.
(**)	Non-controlling interests were measured at fair value on acquisition date.

Merger With On Track Innovation Ltd
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
As of June 9, 2022
USD in thousands
Cash to OTI's shareholders (***)	4,500
Total consideration	4,500

Amounts recognized on merger date:
Cash and cash equivalents	440
Trade receivables	983
Inventory	3,569
Other receivables	1,397
Right of use assets, net	1,722
Property and equipment, net	660
Other assets, net	145
Technology	1,711
Customer relations	5,046
Short-term bank loans	(2,001)
Trade payables	(1,392)
Other payables	(1,982)
Lease liability	(1,696)
Other long term liabilities	(69)
Long term liability from the Company (*)	(6,757)
Total identifiable assets, net (**)	1,776
Goodwill	2,724
Total Consideration	4,500
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash and cash equivalents of subsidiary included in consolidated for the first time	440
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity	440

(*) The long-term liability from the Company was eliminated in the consolidated financial statements.

(**) Due to accumulated loss for tax, deferred tax liabilities were offset up to their aggregated value recognized at the day of the acquisition.

(***) The consideration was fully paid in July 2022.

Agreements For Acquisition Of Shares Of Tigapo Ltd
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
U.S. dollars in thousands
Cash for the Additional Investment Amount	4,000
Investment in SAFE	300
Obligation to provide Services to Tigapo	312
Liability for Put Option (*)	372
Liability for overall arrangement of put option and call option (*)	1,777
Total consideration	6,761